FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Level 1 [Member]
Fair value of derivative liability as of March 31, 2023	$ 0	$ 0	$ 0	$ 0
Change at conversion	0
Change in fair value of the derivative	0
Balance at December 31, 2023	0
Level 2 [Member]
Fair value of derivative liability as of March 31, 2023	0	0	0	0
Change at conversion	0
Change in fair value of the derivative	0
Balance at December 31, 2023	0
Level 3 [Member]
Fair value of derivative liability as of March 31, 2023	663,426	$ 663,426	$ 0	$ 302,156
Change at conversion	(191,258)
Change in fair value of the derivative	(472,168)
Balance at December 31, 2023	$ 0